Convertible Notes - Summary of Information about Convertible Notes (Detail) - Host Instrument [Member] - Convertible Notes [Member] - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information About Convertible Notes [Line Items]
Convertible notes - Current	$ 0	$ 11,471
Total	$ 0	$ 11,471